Short-term Loan and Current Portion of Long-term Debt (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Total	¥ 6,621,386	¥ 1,232,106	$ 960,011
Unsecured bank loans [Member]
Debt Instrument [Line Items]
Maturity Date	Within 12 months	Within 12 months
Unsecured bank loans	¥ 1,242,882	¥ 943,658
Unsecured bank loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest Rate Range	3.70%	3.70%	3.70%
Unsecured bank loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest Rate Range	3.10%	3.60%	3.10%
Unsecured borrowing [Member]
Debt Instrument [Line Items]
Interest Rate Range	3.79%	3.95%	3.79%
Maturity Date	Within 12 months	Within 12 months
Unsecured borrowing	¥ 240,871	¥ 288,448
2027 Notes [Member]
Debt Instrument [Line Items]
Interest Rate Range	1.25%		1.25%
Maturity Date	Within 12 months
2027 Notes (Note 14)	¥ 5,137,633